Fair Value (Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	$ 53,493	$ 40,568
Interest rate swap agreements	1,407	1,204
U.S. Government sponsored entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	5,691	3,716
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	5,192	5,502
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	31,878	21,631
Corporate and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	10,732	9,719
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	0	0
Interest rate swap agreements	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Government sponsored entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	53,493	40,568
Interest rate swap agreements	1,407	1,204
Significant Other Observable Inputs (Level 2) | U.S. Government sponsored entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	5,691	3,716
Significant Other Observable Inputs (Level 2) | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	5,192	5,502
Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	31,878	21,631
Significant Other Observable Inputs (Level 2) | Corporate and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	10,732	9,719
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	0	0
Interest rate swap agreements	0	0
Significant Unobservable Inputs (Level 3) | U.S. Government sponsored entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	0	0
Significant Unobservable Inputs (Level 3) | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	0	0
Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	0	0
Significant Unobservable Inputs (Level 3) | Corporate and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	$ 0	$ 0